INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS
Schedule of investments

	As at December 31,	As at December 31,
	2024	2023
Equity securities	$559,165	$323,711
Share purchase warrants	53,724	21,546
Total investments	$612,889	$345,257

The following tables set out details of the Company’s largest equity investments by carrying value:

	As at December 31, 2024
	Equity	Share purchase
	securities	warrants	Total
Orla Mining Ltd.	$152,697	$36,730	$189,427
Foran Mining Corporation	106,861	—	106,861
Rupert Resources Ltd.	88,690	—	88,690
ATEX Resources Inc.	33,543	7,460	41,003
Other(i)	177,374	9,534	186,908
Total investments	$559,165	$53,724	$612,889

	As at December 31, 2023
	Equity	Share purchase
	securities	warrants	Total
Orla Mining Ltd.	$90,158	$15,093	$105,251
Rupert Resources Ltd.	88,505	—	88,505
Canada Nickel Company Inc.	16,894	1,830	18,724
Other(i)	128,154	4,623	132,777
Total investments	$323,711	$21,546	$345,257

Note:

(i) The balance is comprised of 58 (2023 — 48) equity investments, none of which are individually material.